united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 7/31/17

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund

Class A: ASTLX    Class C: ASTZX    Class I: ASTIX    Class R: ASTRX

Astor Sector Allocation Fund

Class A: ASPGX    Class C: CSPGX    Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Annual Report

July 31, 2017

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

As we moved into the second half of 2016 we started to shake off much of the malaise from the manufacturing recession experienced over the prior year-and-a-half plus. ISM Manufacturing Index on acceleration through the back half of 2016 as we move into 2017. But what the second half of 2016 was really about was related to the hangover from the Brexit election and a follow-on impacts into the U.S. election. What matters most at the end was that markets received election results positively on balance and we started to see a reflation trade post-election which benefited small caps and mid-caps over large caps, we also saw a move higher sharply in the long end interest rates. This was positive for areas like financials, Industrials and other segments sensitive to economic stimulus. This was a welcome environment compared to the previous few years where we had seen a slow yet stable growth environment that benefited large caps and growth over markets like small and mid-cap and value.

Moving through Q1 ‘17 into Q2, we saw this “progress” end and the re-emergence of a common theme as large-cap and growth stocks began to outperform the small, mid and value segments settled back after running up substantially in the second half of 2016. The catalyst for these reversions was a growing disbelief by market participants that stimulus package of consequence would indeed be able to be implemented as the White House and government exhibited signs of inability to coordinate and push through meaningful advances. So while the US markets did well and the overall return of small and mid-cap outperformed large caps from 6/30/16 until 6/30/17, we saw a re-emergence of large-cap as the leader. A welcome sign was the performance of international markets during the first half of 2017. Growth and rate policy started to become coordinated, or congruent, with that of domestic growth and interest rate policy. To that end the US dollar underperformed substantially in the first half of the year which contributed to some of the increase in international markets. However the emergence of these International economies to a growth state was a welcome sign. The overall macro environment outside of equities was challenged however as interest rates failed to advance substantially as expected, the US dollar declined and energy/commodity prices lagged.

Fund Level Discussion

Dynamic Allocation – The fund was up 8.32% for class I shares compared to 16.04% for the S&P 500 and 9.42% for the 60/40 (SP 500/US Agg Bond Index) portfolio. This also compares to -2.54% for the HFRI Macro Total index, one of the Dynamic Allocation fund benchmarks. As noted, equities posted solid returns but as large cap dominated in the second half of the year, broad market exposure positions were a drag on equity allocations. The macro environment as stated was challenged.

Sector Allocation – The strategy was 11.41% for the year for class I shares. From 7/31/16 to 7/31/17. The broad market rally in small and mid-cap as well as value was a welcome sign for the strategy as exposure to area such as mid-caps and small caps benefited in late 2016. Financials also helped the strategy as rates began to finally rise in the second half of 2016. Moving into 2017 in the first quarter as mid and small-cap retreated versus large-caps relatively speaking and value started to underperform as well as rates declining, sector allocation did well but underperformed the S&P 500 for that 12 month period.

Macro alternative – As noted previously, the global macro investment environment was challenged over the trailing twelve month period as interest rates failed to rise substantially, even after indications post US election. Commodity prices also have failed to catch a bid until early in 2017 which also weighed on global macro positioning. As such CTA Trend followers and global macro investment indexes performed poorly over the course of the trailing twelve months with HFRI Macro Total index falling by -2.54%. The Astor Macro Alternative strategy was up 35 basis points for class I shares from 7/31/16 to 7/31/17. Equity allocations were accretive, however the global macro investment factors outside of equities were a drag.

As we move into the second half of 2017 we look to see a couple things developing that would be encouraging on our forecast of an improving economy. Interest rates have been a conundrum and have even confounded the Fed as inflation has actually declined over recent months, putting somewhat in doubt the number of rate hikes for the balance of 2017. Make no mistake however the Fed has indicated that they are looking to move the short rates up over the next few years. They will also be embarking on a balance sheet reduction program which has varying estimates of the impact on long-term interest rates but will no doubt have some. We expect the global economy to stay stable as indicated by recent payroll and output figures in the US as well as PMI numbers from the broad Global markets. This backdrop should still be positive for risk assets namely equities. We do see diversifying away from duration exposure and sensitivity to treasury interest rates a meaningful thing. Geopolitical concerns exist with North Korea being at the top of that list. On the domestic front the debt ceiling and subsequent budget proposals for the US will be in focus as we move through Q3 ‘17 and into Q4. Those will have an impact on development in the US economy and potentially market performance for the rest of the year. If those have an impact on domestic and Global growth we will be looking to evaluate those and make adjustments accordingly.

All information contained herein is for informational purposes only. This is not a solicitation to offer investment advice or services in any state where to do so would be unlawful. There is no assurance the Fund will produce profitable returns or have similar results as shown. You may lose money. Past results are no guarantee of future results and no representation is made that a client will or is likely to achieve results that are similar to those shown

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

2017-142, 3665-NLD-9/19/2017

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2017

The Fund’s performance figures* for the years ended July 31, 2017, compared to its benchmark:

	Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	7.99%	5.18%	6.32%	N/A	N/A	5.67%
Astor Dynamic Allocation Fund - Class A Shares With Load	2.85%	3.50%	5.30%	N/A	N/A	4.78%
Astor Dynamic Allocation Fund - Class C Shares	7.21%	4.39%	5.53%	N/A	3.44%	N/A
Astor Dynamic Allocation Fund - Class I Shares	8.32%	5.45%	6.58%	4.50%	N/A	N/A
Astor Dynamic Allocation Fund - Class R Shares	8.00%	5.17%	6.33%	4.26%	N/A	N/A
S&P 500 Total Return Index **	16.04%	10.87%	14.78%	13.35%	13.26%	15.24%
Barclays Capital U.S. Aggregate Bond Index ***	(0.51)%	2.71%	2.02%	3.63%	3.54%	2.65%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.97%, 2.72%, 1.72%, and 1.97% for Class A, Class C, Class I, and Class R respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.66%, 2.41%, 1.41%, and 1.66% for Class A, Class C, Class I, and Class R shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15%, 1.15% and 1.40% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2017 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	85.5%
Exchange Traded Funds - Debt	8.2%
Exchange Traded Funds - Commodity	3.1%
Exchange Traded Funds - Asset Allocation	3.0%
Short-Term Investments	5.4%
Liabilities in Excess of Other Assets	(5.2)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2017

The Fund’s performance figures* for the years ended July 31, 2017, compared to its benchmark:

	Annualized	Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Five Year	Inception (1)	Inception (2)
Astor Sector Allocation Fund - Class A Shares	11.20%	4.25%	9.88%	9.35%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	5.92%	2.58%	8.81%	8.41%	N/A
Astor Sector Allocation Fund - Class C Shares	10.30%	3.45%	9.05%	8.53%	N/A
Astor Sector Allocation Fund - Class I Shares	11.41%	4.50%	N/A	N/A	4.98%
S&P 500 Total Return Index **	16.04%	10.87%	14.78%	15.24%	11.13%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.26% for Class A shares, 3.01% for Class C shares, and 2.01% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.01%, 2.76%, and 1.76% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2017, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	94.7%
Exchange Traded Funds - Debt	3.0%
Short-Term Investments	17.7%
Liabilities in Excess of Other Assets	(15.4)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2017

The Fund’s performance figures* for the years ended July 31, 2017, compared to its benchmark:

	Annualized	Annualized Since
	One Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	0.35%	3.13%
S&P 500 Total Return Index **	16.04%	9.75%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 10.60% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.92% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.75%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2017, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	72.6%
Exchange Traded Funds - Debt	21.4%
Short-Term Investments	2.8%
Other Assets in Excess of Liabilities	3.2%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Astor Dynamic Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2017

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.8%
	ASSET ALLOCATION FUND - 3.0%
159,430	WisdomTree Bloomberg U.S. Dollar Bullish Fund*	$4,079,814

	COMMODITY FUND - 3.1%
252,410	PowerShares DB Base Metals Fund *	4,235,440

	DEBT FUNDS - 8.2%
12,538	iShares Core U.S. Aggregate Bond ETF	1,374,792
202,926	SPDR Blackstone / GSO Senior Loan ETF	9,657,248
		11,032,040
	EQUITY FUNDS - 85.5%
139,098	First Trust Large Cap Core AlphaDEX Fund	7,523,811
122,924	Guggenheim S&P 500 Equal Weight ETF ^	11,574,524
55,448	iShares Core S&P 500 ETF	13,776,610
133,970	iShares Core S&P Small-Cap ETF	9,486,416
350,607	iShares Core S&P Total US Stock Market ETF ^	19,798,777
192,192	iShares Edge MSCI Min Vol USA ETF ^	9,594,224
106,768	iShares Core MSCI Emerging Markets ETF	5,636,283
144,878	JPMorgan Diversified Return International Equity ETF ^	8,302,958
209,800	O’Shares FTSE US Quality Dividend ETF	6,222,668
48,394	PowerShares QQQ Trust Series 1	6,931,473
34,139	SPDR S&P MidCap 400 ETF Trust	10,941,550
97,189	Technology Select Sector SPDR Fund	5,555,323
		115,344,617

	TOTAL EXCHANGE TRADED FUNDS (Cost $123,626,923)	134,691,911

	SHORT-TERM INVESTMENTS - 5.4%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.6%
4,921,439	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.90% +(a)	4,921,439

	MONEY MARKET FUND - 1.8%
2,375,176	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.89% +	2,375,176

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,296,615)	7,296,615

	TOTAL INVESTMENTS - 105.2% (Cost $130,923,538) (b)	$141,988,526
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(7,029,326)
	TOTAL NET ASSETS - 100.0%	$134,959,200

ETF - Exchange Traded Fund

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2017.

^	Security, or a portion of the security, is out on loan at July 31, 2017. Total Loaned securities had a value of $4,804,029 at July 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2017. Total collateral had a value of $4,921,439 at July 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $131,090,468 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,206,597
Unrealized Depreciation:	(308,539)
Net Unrealized Appreciation:	$10,898,058

See accompanying notes to financial statements.

Astor Sector Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2017

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 3.0%
47,542	iShares Floating Rate Bond ETF ^	$2,421,789

	EQUITY FUNDS - 94.7%
44,470	Consumer Discretionary Select Sector SPDR Fund	4,062,779
28,542	Consumer Staples Select Sector SPDR Fund	1,578,943
389,672	Financial Select Sector SPDR Fund	9,776,871
88,259	First Trust Consumer Discretionary AlphaDEX Fund ^	3,311,478
269,273	First Trust Energy AlphaDEX Fund ^	3,672,884
124,638	First Trust Industrials/Producer Durables AlphaDEX Fund	4,404,707
113,810	First Trust Large Cap Core AlphaDEX Fund	6,155,983
30,818	First Trust Materials AlphaDEX Fund ^	1,189,883
194,965	First Trust Technology AlphaDEX Fund ^	8,794,871
57,546	First Trust Utilities AlphaDEX Fund	1,589,996
111,133	Health Care Select Sector SPDR Fund	8,878,415
57,208	iShares Russell 2000 ETF ^	8,095,504
124,547	Real Estate Select Sector SPDR Fund ^	4,058,987
25,196	SPDR S&P MidCap 400 ETF Trust	8,075,318
8,262	SPDR S&P500 ETF Trust	2,038,814
		75,685,433

	TOTAL EXCHANGE TRADED FUNDS (Cost $70,025,317)	78,107,222

	SHORT-TERM INVESTMENTS - 17.7%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 15.2%
12,147,722	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.90% + (a)	12,147,722

	MONEY MARKET FUND - 2.5%
2,005,259	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.89% +	2,005,259

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,152,981)	14,152,981

	TOTAL INVESTMENTS - 115.4% (Cost $84,178,298) (b)	$92,260,203
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(12,346,729)
	TOTAL NET ASSETS - 100.0%	$79,913,474

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2017.

^	Security, or a portion of the security, is out on loan at July 31, 2017. Total Loaned securities had a value of $11,842,545 at July 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2017. Total collateral had a value of $12,147,722 at July 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,256,175 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,634,524
Unrealized Depreciation:	(630,496)
Net Unrealized Appreciation:	$8,004,028

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2017

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 94.0%
	DEBT FUNDS - 21.4%
1,755	iShares 10+ Year Credit Bond ETF	$108,442
517	iShares 20+ Year Treasury Bond ETF	64,129
784	iShares Core U.S. Aggregate Bond ETF	85,966
581	iShares Intermediate Credit Bond ETF	64,061
2,895	SPDR Bloomberg Barclays High Yield Bond ETF	108,273
		430,871
	EQUITY FUNDS - 72.6%
1,478	Guggenheim S&P 500 Equal Weight ETF	139,169
1,115	Guggenheim S&P 500 Pure Growth ETF	108,445
2,110	Guggenheim S&P 500 Pure Value ETF	128,478
3,219	iShares Edge MSCI Min Vol USA ETF	160,692
596	iShares MSCI Brazil Capped ETF	22,529
493	iShares MSCI Chile Capped ETF	22,412
380	iShares MSCI China ETF	22,576
807	iShares MSCI Indonesia ETF	21,684
670	iShares MSCI Malaysia ETF	21,232
384	iShares MSCI Mexico Capped ETF	21,619
163	iShares MSCI Philippines ETF	5,936
247	iShares MSCI Poland Capped ETF	6,380
721	iShares MSCI Russia Capped ETF	21,565
105	iShares MSCI South Africa ETF	6,316
597	iShares MSCI Taiwan Capped ETF	21,850
279	iShares MSCI Thailand Capped ETF	22,069
506	iShares MSCI Turkey ETF	22,431
631	iShares Russell 2000 ETF	89,293
630	iShares Russell Mid-Cap ETF	122,352
1,561	iShares Select Dividend ETF	144,814
716	PowerShares QQQ Trust Series 1	102,553
568	SPDR S&P500 ETF Trust	140,165
1,032	Vanguard REIT ETF	86,956
		1,461,516

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,780,059)	1,892,387

	SHORT-TERM INVESTMENTS - 2.8%
56,028	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.89% +^	56,028
	TOTAL SHORT-TERM INVESTMENTS (Cost $56,028)	56,028

	TOTAL INVESTMENTS - 96.8% (Cost $1,836,087) (a)	$1,948,415
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	64,233
	TOTAL NET ASSETS - 100.0%	$2,012,648

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2017.

^	A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,848,770 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$113,055
Unrealized Depreciation:	(13,410)
Net Unrealized Appreciation:	$99,645

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2017

FUTURES CONTRACTS ^

			Underlying Face Amount
Long Contracts	Description	Counterparty	at Value **	Unrealized Gain (Loss)
1	Brent Crude Future October 2017	Interactive Broker	$52,720	$620
2	Canadian 10 Year Bond September 2017	Interactive Broker	220,600	(5,355)
1	Corn Future December 2017	Interactive Broker	19,238	(587)
1	Wheat Future September 2017	Interactive Broker	23,725	(3,150)
	Net Unrealized Loss from Open Long Futures Contracts			$(8,472)

			Underlying Face Amount
Short Contracts	Description	Counterparty	at Value **	Unrealized Gain (Loss)
1	British Pound Future September 2017	Interactive Broker	$82,606	$(2,344)
1	Euro-Bund Future September 2017	Interactive Broker	161,950	2,866
1	Euro FX Future September 2017	Interactive Broker	148,250	(6,594)
1	Japanese Yen Future September 2017	Interactive Broker	113,638	(1,100)
1	Long Gilt Future September 2017	Interactive Broker	126,020	2,736
1	Natural Gas Future September 2017	Interactive Broker	27,940	2,058
1	World Sugar No. 11 Future October 2017	Interactive Broker	16,699	(1,456)
1	10-Year U.S. Treasury Note Futures September 2017	Interactive Broker	125,891	(392)
	Net Unrealized Loss from Open Short Futures Contracts			$(4,226)

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2017

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$130,923,538	$84,178,298	$1,836,087
At value	$141,988,526	$92,260,203	$1,948,415
Receivable due from Advisor (see Note 4)	—	—	41,538
Deposits for futures contracts	—	—	57,531
Dividends and interest receivable	1,761	1,091	20
Receivable for Fund shares sold	286,622	50,226	—
Broker commissions receivable	—	17,227	—
Prepaid expenses and other assets	62,809	67,284	2,000
TOTAL ASSETS	142,339,718	92,396,031	2,049,504

LIABILITIES
Collateral on securities loaned (see Note 2)	4,921,439	12,147,722	—
Net unrealized depreciation on futures contracts	—	—	12,698
Distribution (12b-1) fees payable	20,246	31,532	—
Investment advisory fees payable	82,922	42,121	—
Payable to related parties	12,522	31,385	6,746
Payable for Fund shares redeemed	2,329,535	206,467	—
Accrued expenses and other liabilities	13,854	23,330	17,412
TOTAL LIABILITIES	7,380,518	12,482,557	36,856
NET ASSETS	$134,959,200	$79,913,474	$2,012,648

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$119,660,837	$72,262,228	$1,856,865
Accumulated net investment loss	(136,276)	(213,592)	—
Accumulated net realized gain (loss) from security transactions	4,369,651	(217,067)	43,207
Net unrealized appreciation on investments	11,064,988	8,081,905	125,274
Net unrealized depreciation futures contracts	—	—	(12,698)
NET ASSETS	134,959,200	79,913,474	2,012,648

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

July 31, 2017

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$11,371,539	$17,588,132	$—
Shares of beneficial interest outstanding	873,095	1,080,559	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.02	$16.28	$—
Maximum offering price per share (4.75% sales charge)	$13.67	$17.09	$—

Class C Shares:
Net Assets	$20,586,731	$31,799,066	$—
Shares of beneficial interest outstanding	1,633,390	2,032,746	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.60	$15.64	$—

Class I Shares:
Net Assets	$101,005,573	$30,526,276	$2,012,648
Shares of beneficial interest outstanding	7,745,149	1,860,883	194,675
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.04	$16.40	$10.34

Class R Shares:
Net Assets	$1,995,357	$—	$—
Shares of beneficial interest outstanding	153,406
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.01	$—	$—

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2017

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
INVESTMENT INCOME	Allocation Fund	Allocation Fund	(Consolidated)
Dividends	$2,355,076	$1,269,346	$46,266
Interest	20,839	9,965	213
Securities lending income - net	241,481	84,814	—
TOTAL INVESTMENT INCOME	2,617,396	1,364,125	46,479

EXPENSES
Investment advisory fees	1,178,665	879,717	29,556
Distribution (12b-1) fees, Class A shares	27,596	57,214	—
Distribution (12b-1) fees, Class C shares	196,666	378,346	—
Distribution (12b-1) fees, Class R shares	5,054	—	—
Transfer agent fees	139,651	99,222	19,801
Administrative services fees	120,942	95,951	39,667
Registration fees	82,100	43,283	825
Shareholder Service fees	57,885	37,835	2,095
Accounting services fees	55,180	44,216	24,922
Printing expenses	24,763	21,187	5,583
Audit fees	16,670	16,500	20,999
Legal fees	13,521	15,038	17,176
Compliance officer fees	12,558	12,121	11,363
Custodian fees	11,818	11,454	5,776

Trustees fees and expenses	10,225	14,282	11,834
Insurance expense	7,300	5,475	365
Miscellaneous expense	3,062	3,631	3,203
TOTAL EXPENSES	1,963,656	1,735,472	193,165

Less: Fees waived and expenses reimbursed by the Advisor	(297,322)	(223,304)	(155,618)

NET EXPENSES	1,666,334	1,512,168	37,547
NET INVESTMENT INCOME (LOSS)	951,062	(148,043)	8,932

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	4,655,728	2,765,056	74,447
Net realized loss from futures transactions	—	—	(99,175)
Net realized gain from foreign currency transactions			311
Distributions of realized gains by underlying investment companies	—	—	732
Net change in unrealized appreciation on investments	4,004,503	6,369,418	21,210
Net change in unrealized appreciation on futures contracts	—	—	2,669
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	8,660,231	9,134,474	194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,611,293	$8,986,431	$9,126

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
FROM OPERATIONS
Net investment income	$951,062	$827,138
Net realized gain from security transactions	4,655,728	519,182
Net change in unrealized appreciation (depreciation) on investments	4,004,503	(150,374)
Net increase in net assets resulting from operations	9,611,293	1,195,946

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	(27,269)	(1,164)
Class C	(49,642)	(2,154)
Class I	(207,522)	(8,607)
Class R	(5,174)	(147)
From net investment income
Class A	(100,933)	(104,653)
Class C	(76,310)	(84,970)
Class I	(1,027,249)	(959,127)
Class R	(19,025)	(14,885)
From distributions to shareholders	(1,513,124)	(1,175,707)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	5,208,027	5,291,477
Class C	4,401,070	3,886,488
Class I	48,949,727	30,916,499
Class R	809,953	1,687,147
Distributions Reinvested
Class A	113,618	75,436
Class C	116,994	80,547
Class I	1,037,931	838,134
Class R	23,648	13,546
Cost of Shares Redeemed
Class A	(6,066,672)	(6,881,830)
Class C	(5,493,872)	(6,579,873)
Class I	(36,822,373)	(51,299,529)
Class R	(1,436,793)	(1,058,622)
Net increase (decrease) in net assets from shares of beneficial interest	10,841,258	(23,030,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,939,427	(23,010,341)

NET ASSETS
Beginning of Year	116,019,773	139,030,114
End of Year *	$134,959,200	$116,019,773
*Includes accumulated net investment loss of:	$(136,276)	$—

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
SHARE ACTIVITY
Class A:
Shares Sold	422,438	455,738
Shares Reinvested	9,223	6,438
Shares Redeemed	(494,320)	(595,035)
Net decrease in shares of beneficial interest outstanding	(62,659)	(132,859)

Class C:
Shares Sold	362,890	344,992
Shares Reinvested	9,873	7,160
Shares Redeemed	(457,913)	(593,505)
Net decrease in shares of beneficial interest outstanding	(85,150)	(241,353)

Class I:
Shares Sold	3,921,349	2,655,128
Shares Reinvested	83,907	71,392
Shares Redeemed	(2,956,929)	(4,467,473)
Net increase (decrease) in shares of beneficial interest outstanding	1,048,327	(1,740,953)

Class R:
Shares Sold	66,166	147,286
Shares Reinvested	1,925	1,155
Shares Redeemed	(116,807)	(92,858)
Net increase (decrease) in shares of beneficial interest outstanding	(48,716)	55,583

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
FROM OPERATIONS
Net investment loss	$(148,043)	$(819,552)
Net realized gain (loss) from security transactions	2,765,056	(2,343,073)
Net change in unrealized appreciation (depreciation) on investments	6,369,418	(9,307,227)
Net increase (decrease) in net assets resulting from operations	8,986,431	(12,469,852)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(243,982)
Class C	—	(320,281)
Class I	—	(327,585)
From distributions to shareholders	—	(891,848)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	843,012	4,912,339
Class C	919,938	8,721,281
Class I	9,837,703	21,926,180
Distributions Reinvested
Class A	—	230,847
Class C	—	308,068
Class I	—	295,745
Cost of Shares Redeemed
Class A	(15,991,833)	(28,877,187)
Class C	(18,921,249)	(17,217,665)
Class I	(19,280,022)	(46,493,760)
Net decrease in net assets from shares of beneficial interest	(42,592,451)	(56,194,152)

TOTAL DECREASE IN NET ASSETS	(33,606,020)	(69,555,852)

NET ASSETS
Beginning of Year	113,519,494	183,075,346
End of Year *	$79,913,474	$113,519,494
*Includes accumulated net investment loss of:	$(213,592)	$(577,289)

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
SHARE ACTIVITY
Class A:
Shares Sold	54,547	344,898
Shares Reinvested	—	16,042
Shares Redeemed	(1,053,795)	(2,064,975)
Net decrease in shares of beneficial interest outstanding	(999,248)	(1,704,035)

Class C:
Shares Sold	62,115	625,995
Shares Reinvested	—	22,005
Shares Redeemed	(1,288,769)	(1,269,710)
Net decrease in shares of beneficial interest outstanding	(1,226,654)	(621,710)

Class I:
Shares Sold	630,640	1,516,184
Shares Reinvested	—	20,467
Shares Redeemed	(1,273,423)	(3,327,005)
Net decrease in shares of beneficial interest outstanding	(642,783)	(1,790,354)

See accompanying notes to financial statements.

The Astor Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
FROM OPERATIONS
Net investment income	$8,932	$1,935
Net realized gain (loss) from security transactions,futures transactions and foreign currency transactions	(24,417)	27,434
Distributions of long term capital gains from underlying investment companies	732	—
Net change in unrealized appreciation on investments and futures contracts	23,879	76,957
Net increase in net assets resulting from operations	9,126	106,326

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class I	(19,603)	—
From net investment income
Class I	(35,674)	(3,905)
From distributions to shareholders	(55,277)	(3,905)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	518,551	736,090
Distributions Reinvested
Class I	55,277	3,905
Cost of Shares Redeemed
Class I	(569,456)	(427,210)
Net increase in net assets from shares of beneficial interest	4,372	312,785

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,779)	415,206

NET ASSETS
Beginning of Year	2,054,427	1,639,221
End of Year *	$2,012,648	$2,054,427
*Includes accumulated net investment income (loss) of:	$—	$17,027

See accompanying notes to financial statements.

The Astor Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Macro Alternative Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2017	July 31, 2016
SHARE ACTIVITY

Class I:
Shares Sold	50,545	70,904
Shares Reinvested	5,373	386
Shares Redeemed	(55,291)	(41,818)
Net increase in shares of beneficial interest outstanding	627	29,472

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class A
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2017	2016		2015	2014	2013

Net asset value, beginning of Year	$12.20	$12.02		$11.49	$10.62	$9.91
Activity from investment operations:
Net investment income (1)	0.09	0.07		0.08	0.07	0.05
Net realized and unrealized gain on investments	0.88	0.21		0.52	0.83	0.70
Total from investment operations	0.97	0.28		0.60	0.90	0.75
Less distributions from:
Net investment income	(0.12)	(0.10)		(0.07)	(0.03)	(0.04)
Net realized loss	(0.03)	(0.00	) (4)	—	—	—
Total distributions	(0.15)	(0.10)		(0.07)	(0.03)	(0.04)
Net asset value, end of Year	$13.02	$12.20		$12.02	$11.49	$10.62
Total return (2)	7.99%	2.39%		5.23%	8.50%	7.61%
Net assets, at end of year (000s)	$11,372	$11,418		$12,846	$9,595	$4,583
Ratio of gross expenses to average net assets (3)(6)	1.68%	1.71%		1.66%	1.88%	2.18%
Ratio of net expenses to average net assets (6)	1.44%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (5)	0.74%	0.62%		0.69%	0.62%	0.50%
Portfolio Turnover Rate	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Amount represents less than $0.01 per share.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class C
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2017	2016		2015	2014	2013

Net asset value, beginning of year	$11.83	$11.69		$11.21	$10.41	$9.75
Activity from investment operations:
Net investment income (loss) (1)	— (5)	(0.01)		(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.85	0.19		0.51	0.82	0.66
Total from investment operations	0.85	0.18		0.50	0.80	0.66
Less distributions from:
Net Investment Income	(0.05)	(0.04)		(0.02)	0.00 (5)	—
Net realized gains	(0.03)	(0.00	) (5)	—	—	—
Total distributions	(0.08)	(0.04)		(0.02)	0.00 (5)	—
Net asset value, end of year	$12.60	$11.83		$11.69	$11.21	$10.41
Total return (2)	7.21%	1.60%		4.45%	7.72%	6.77%
Net assets, at end of year (000s)	$20,587	$20,339		$22,913	$15,602	$7,433
Ratio of gross expenses to average net assets (3)(4)	2.43%	2.46%		2.41%	2.63%	2.93%
Ratio of net expenses to average net assets (4)	2.19%	2.25%		2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (6)	(0.03)%	(0.13)%		(0.11)%	(0.16)%	(0.04)%
Portfolio Turnover Rate	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class I
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2017	2016		2015	2014	2013

Net asset value, beginning of year	$12.21	$12.03		$11.50	$10.62	$9.91
Activity from investment operations:
Net investment income (1)	0.12	0.10		0.11	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.88	0.21		0.52	0.85	0.67
Total from investment operations	1.00	0.31		0.63	0.94	0.77
Less distributions from:
Net investment income	(0.14)	(0.13)		(0.10)	(0.06)	(0.06)
Net realized gains	(0.03)	(0.00	) (5)	—	—	—
Total distributions	(0.17)	(0.13)		(0.10)	(0.06)	(0.06)
Net asset value, end of year	$13.04	$12.21		$12.03	$11.50	$10.62
Total return (2)	8.32%	2.62%		5.48%	8.87%	7.74%
Net assets, at end of year (000s)	$101,006	$81,800		$101,512	$45,630	$18,341
Ratio of gross expenses to average net assets (3)(4)	1.43%	1.46%		1.41%	1.63%	1.93%
Ratio of net expenses to average net assets (4)	1.19%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (6)	0.97%	0.88%		0.92%	0.83%	0.95%
Portfolio Turnover Rate	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class R
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2017	2016		2015	2014	2013

Net asset value, beginning of year	$12.19	$12.00		$11.48	$10.60	$9.89
Activity from investment operations:
Net investment income (1)	0.09	0.07		0.06	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.88	0.22		0.53	0.85	0.68
Total from investment operations	0.97	0.29		0.59	0.91	0.75
Less distributions from:
Net investment income	(0.12)	(0.10)		(0.07)	(0.03)	(0.04)
Net realized gains	(0.03)	(0.00	) (5)	—	—	—
Total distributions	(0.15)	(0.10)		(0.07)	(0.03)	(0.04)
Net asset value, end of year	$13.01	$12.19		$12.00	$11.48	$10.60
Total return (2)	8.00%	2.48%		5.10%	8.63%	7.56%
Net assets, at end of year (000s)	$1,995	$2,463		$1,759	$6,437	$7,018
Ratio of gross expenses to average net assets (3)(4)	1.68%	1.71%		1.66%	1.88%	2.18%
Ratio of net expenses to average net assets (4)	1.44%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (6)	0.70%	0.63%		0.55%	0.57%	0.63%
Portfolio Turnover Rate	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.64	$15.41	$14.46	$12.89	$10.33
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.06)	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	1.63	(0.63)	1.04	1.68	2.67
Total from investment operations	1.64	(0.69)	0.96	1.60	2.64
Less distributions from:
Net investment income	—	—	—	—	(0.05)
Net realized gains	—	(0.08)	(0.01)	(0.03)	(0.03)
Total distributions	—	(0.08)	(0.01)	(0.03)	(0.08)
Net asset value, end of year	$16.28	$14.64	$15.41	$14.46	$12.89
Total return (2)	11.20%	(4.48)%	6.66%	12.45%	25.73%
Net assets, at end of year (000s)	$17,588	$30,447	$58,315	$46,371	$6,524
Ratio of gross expenses to average net assets (3)(4)	1.68%	1.65%	1.60%	1.92%	2.37%
Ratio of net expenses to average net assets (4)	1.44%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.07%	(0.40)%	(0.54)%	(0.53)%	(0.18)%
Portfolio Turnover Rate	82%	68%	30%	25%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.18	$15.04	$14.22	$12.77	$10.30
Activity from investment operations:
Net investment gain (loss) (1)	(0.10)	(0.15)	(0.20)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	1.56	(0.63)	1.03	1.66	2.67
Total from investment operations	1.46	(0.78)	0.83	1.48	2.54
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	—	(0.08)	(0.01)	(0.03)	(0.03)
Total distributions	—	(0.08)	(0.01)	(0.03)	(0.07)
Net asset value, end of year	$15.64	$14.18	$15.04	$14.22	$12.77
Total return (2)	10.30%	(5.19)%	5.86%	11.63%	24.81%
Net assets, at end of year (000s)	$31,799	$46,216	$58,381	$23,881	$1,553
Ratio of gross expenses to average net assets (3)(4)	2.43%	2.40%	2.35%	2.67%	3.12%
Ratio of net expenses to average net assets (4)	2.19%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (5)	(0.68)%	(1.12)%	(1.32)%	(1.31)%	(1.05)%
Portfolio Turnover Rate	82%	68%	30%	25%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,
	2017	2016	2015	2014 (1)

Net asset value, beginning of period	$14.72	$15.46	$14.46	$13.88
Activity from investment operations:
Net investment income (loss) (2)	0.05	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	1.63	(0.64)	1.06	0.62
Total from investment operations	1.68	(0.66)	1.01	0.58
Less distributions from:
Net realized gains	—	(0.08)	(0.01)	—
Total distributions	—	(0.08)	(0.01)	—
Net asset value, end of period	$16.40	$14.72	$15.46	$14.46
Total return (3)	11.41%	(4.27)%	7.01%	4.18	% (8)
Net assets, at end of period (000s)	$30,526	$36,856	$66,379	$26,066
Ratio of gross expenses to average net assets (4)(6)	1.43%	1.40%	1.35%	1.67	% (5)
Ratio of net expenses to average net assets (6)	1.19%	1.25%	1.25%	1.25	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.31%	(0.13)%	(0.32)%	(0.43	)% (5)
Portfolio Turnover Rate	82%	68%	30%	25	% (8)

(1)	The Astor Sector Allocation Fund Class I commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,
	2017	2016	2015 (1)

Net asset value, beginning of period	$10.59	$9.96	$10.00
Activity from investment operations:
Net investment income (2)	0.04	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.64	(0.06)
Total from investment operations	0.03	0.65	(0.02)
Less distributions from:
Net investment income	(0.18)	(0.02)	(0.02)
Net realized gains	(0.10)	—	—
Total distributions	(0.28)	(0.02)	(0.02)
Net asset value, end of period	$10.34	$10.59	$9.96
Total return (3)	0.35%	6.56%	(0.20	)% (8)
Net assets, at end of period (000s)	$2,013	$2,054	$1,639
Ratio of gross expenses to average net assets (4)(6)	9.17%	10.43%	76.63	% (5)
Ratio of net expenses to average net assets (6)	1.78%	1.99%	1.99	% (5)
Ratio of net investment income to average net assets (7)	0.42%	0.12%	4.80	% (5)
Portfolio Turnover Rate	114%	117%	10	% (8)

(1)	The Astor Macro Alternative Fund Class I commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2017

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, Class R, and Class I shares. Class C, Class R, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,691,911	$—	$—	$134,691,911
Investment Purchased As Securities Lending Collateral	4,921,439	—	—	4,921,439
Money Market Fund	2,375,176	—	—	2,375,176
Total	$141,988,526	$—	$—	$141,988,526

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,107,222	$—	$—	$78,107,222
Investment Purchased As Securities Lending Collateral	12,147,722	—	—	12,147,722
Money Market Fund	2,005,259	—	—	2,005,259
Total	$92,260,203	$—	$—	$92,260,203

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,892,387	$—	$—	$1,892,387
Short-Term Investments	56,028	—	—	56,028
Total	$1,948,415	$—	$—	$1,948,415
Liabilities
Open futures contracts ***	$(12,698)	$—	$—	$(12,698)

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Levels during the current periods presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized depreciation on futures contracts open at July 31, 2017.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	31-Jul-17	31-Jul-17
6/22/2015	$ 44,835	2.23%

The results from operations of AMA were as follows:

Net Investment Loss	$(2,913)
Net realized Loss	(99,175)
Net increase in unrealized appreciation	2,669
Net increase in net assets resulting from operations	$(99,419)

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of July 31, 2017.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation (depreciation) futures contracts	$(2,515)
Foreign Exchange Rate Risk	Net unrealized appreciation (depreciation) futures contracts	(10,038)
Interest Risk	Net unrealized appreciation (depreciation) futures contracts	(145)
Total		$(12,698)

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the year ended July 31, 2017:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized loss from futures transactions	$(84,353)
	Foreign Exchange Rate Risk	Net realized loss from futures transactions	(8,102)
	Interest Risk	Net realized loss from futures transactions	(6,720)
Total			$(99,175)
Futures Contracts	Commodity Risk	Net change in unrealized appreciation on futures contracts	$5,470
	Foreign Exchange Rate Risk	Net change in unrealized depreciation on futures contracts	(3,673)
	Interest Risk	Net change in unrealized appreciation on futures contracts	872
Total			$2,669

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2017 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities

		Gross Amounts Offset	Net Amounts of Assets
	Gross Amounts	in the Consolidated	Presented in the
	of Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$8,280	$(8,280)	$—	$—	$—	$—
Total	$8,280	$(8,280)	$—	$—	$—	$—

Liabilities:
Net Amounts of
		Gross Amounts Offset	Liabilities Presented in
	Gross Amounts	in the Consolidated	the Consolidated
	of Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$20,978	$(8,280)	$12,698	$—	$12,698	$—
Total	$20,978	$(8,280)	$12,698	$—	$12,698	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of July 31, 2017:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$4,921,439	$—	$4,921,439	$—	$4,921,439	$—
Total	$4,921,439	$—	$4,921,439	$—	$4,921,439	$—
Astor Sector Allocation Fund
Description:
Securities Loaned	$12,147,722	$—	$12,147,722	$—	$12,147,722	$—
Total	$12,147,722	$—	$12,147,722	$—	$12,147,722	$—

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund (“Milestone”). Milestone is managed by CLS Investments, LLC, an affiliate of the Distributor. The Lending Agent may invest the cash collateral received in connection with securities lending transactions in Milestone. Milestone is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of Milestone. In addition, certain affiliates of the Distributor earn customary fees for providing services to Milestone. The Funds receive compensation relating to the lending of the Funds’ securities.

The following table breaks out the holdings received as collateral as of July 31, 2017:

Securities Lending Transactions
Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$4,921,439

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$12,147,722

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $104,717,463 and $91,408,426, respectively, for Astor Dynamic Allocation Fund, $72,163,261 and $114,147,095, respectively, for Astor Sector Allocation Fund, and $2,202,954 and $2,352,153, respectively, for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Funds’ investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. Prior to an amended advisory agreement effective November 17, 2016, the Advisor received a management fee at an annual rate of 1.00% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.55% of the Astor Macro Alternative Fund’s average daily net assets. For the period August 1, 2016 thru November 16, 2016 the Advisor earned $383,844, $341,270 and $10,787 in management fees from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively. For the period November 17, 2016 thru July 31, 2017 the Advisor earned $794,821, $538,447 and $18,769 in management fees from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively, based on the new annual rates. As of July 31, 2017 the amount due from the Advisor totaled $41,538 for the Astor Macro Alternative Fund, of which $41,538 has since been paid by the Advisor.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15%, 1.40% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 1.40%, 2.15% and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I. Prior to an amended waiver agreement effective November 17, 2016 the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds do not exceed 1.50%, 2.25%, 1.50% and 1.25% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 1.50%, 2.25% and 1.25% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, and 1.85% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

During the year ended July 31, 2017, the Funds’ advisor waived fees of $297,322, $223,304, and $155,618 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively.

Fund	2018	2019	2020	Total
Astor Dynamic Allocation Fund	$190,724	$259,927	$297,322	$747,973
Astor Sector Allocation Fund	149,764	210,038	223,304	583,106
Astor Macro Alternative Fund	48,038	141,559	155,618	345,215

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund and Class R of the Astor Dynamic Allocation Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $229,316 and $435,560 in 12b-1 fees for the year ended July 31, 2017, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I and Class R shares. For the year ended July 31, 2017, $85,259, and $26,053 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of which, $10,712 and $3,794 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) - Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the year ended July 31, 2017, there were $2,818, $8,785, and $0 in CDSC fees paid by shareholders of the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2017	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$943,271	$569,853	$—	$1,513,124
Astor Sector Allocation Fund	—	—	—	—
Astor Macro Alternative Fund	49,893	5,384	—	55,277

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2016	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$871,392	$304,315	$—	$1,175,707
Astor Sector Allocation Fund	—	891,848	—	891,848
Astor Macro Alternative Fund	3,905	—	—	3,905

As of July 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$4,400,305	$—	$—	$—	$10,898,058	$15,298,363
Astor Sector Allocation Fund	—	—	(139,190)	—	(213,592)	8,004,028	7,651,246
Astor Macro Alternative Fund	—	55,890	—	—	—	99,893	155,783

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

At July 31, 2017, the Astor Sector Allocation Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Astor Sector Allocation Fund	$—	$139,190	$139,190

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor Sector Allocation Fund incurred and elected to defer such late year losses of $213,592.

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distributions and adjustments for partnerships and the Macro Alternative Fund’s holding in AMA Fund Limited CFC resulted in reclassification for the Funds for the year ended July 31, 2017 as follows:

	Paid	Undistributed
	In	Ordinary	Accumulated	Unrealized
Fund	Capital	Income	Loss	Gains
Astor Dynamic Allocation Fund	$—	$136,179	$(136,179)
Astor Sector Allocation Fund	(511,740)	511,740	—
Astor Macro Alternative Fund	(100,899)	9,715	92,374	(1,190)

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2017

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2017, NFS LLC FEBO John F. Eckstein and Lisa Patrick held 60.34% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Dynamic Allocation Fund,

Astor Sector Allocation Fund and Astor Macro Alternative Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, including the schedules of investments, and the accompanying consolidated statement of assets and liabilities of Astor Macro Alternative Fund, including the consolidated schedule of investments, each a series of Northern Lights Fund Trust (the “Funds”) as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three periods in the period then ended for Astor Macro Alternative Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and the consolidated financial statements and consolidated financial highlights of Astor Macro Alternative Fund, referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2017, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 29, 2017

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.1538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

The Astor Funds
Supplemental Information (Unaudited)
July 31, 2017

Astor Dynamic Allocation Fund, Astor Macro Alternative Fund and Astor Sector Allocation Fund (Adviser – Astor Investment Management, LLC)*

In connection with the regular meeting held on March 29-30, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Astor Investment Management, LLC (“Astor”) and the Trust, with respect to the Astor Dynamic Allocation Fund, Astor Macro Alternative Fund, and Astor Sector Allocation Fund (each a “Fund”, and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Astor was founded in 2001, currently had approximately $1.75 billion in assets under management and advisement, and specialized in the creation and management of actively managed equity and fixed income portfolios for a wide range of clients. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Astor Funds, taking into consideration their education and the investment team’s diverse financial industry experience. They noted several recent promotions within the adviser’s firm. They considered that the adviser’s investment process for the Astor Funds was based on research and analysis of economic and market data performed by the portfolio management team and investment committee, and that the investment committee consolidated the research results into proprietary indicator models to determine investment allocations, risk profiles and tracking targets. They noted the adviser demonstrated a risk management approach that involved ongoing research of its model inputs for changing economic conditions. They discussed how the adviser monitors compliance with investment limitations, selects brokers and monitors best execution. The Trustees concluded that the adviser should continue to provide quality service to each Astor Fund and its shareholders.

Performance.

Astor Dynamic. The Trustees considered the Fund’s objective and discussed the Fund’s strategy, noting that it was built around a proprietary index. They considered that the Fund had achieved a 5-star Morningstar ranking over the 3-year period. They noted over the 1-year and 3-year period, the Fund outperformed the category median and peer group median return. The Trustees also considered the Fund’s relatively favorable Sharpe ratio and low standard deviation over the 3-year period, and reasoned that the adviser was achieving its goal of higher risk adjusted returns. The Trustees concluded that the Fund’s performance was satisfactory.

Astor Macro. The Trustees considered the Fund’s objective and discussed the Fund’s strategy, noting the types of instruments used to execute that strategy. The Trustees observed that the Fund outperformed the benchmark, category median and peer group median over the since inception time period, and that the Fund outperformed all comparison groups except the benchmark over the 1-year period. The Trustees also considered the Fund’s relatively favorable Sharpe ratio over the 1-year period. The Trustees reasoned that the adviser was executing the Fund’s strategy consistent with its stated objective, and they concluded that the Fund’s performance was satisfactory.

The Astor Funds
Supplemental Information (Unaudited) (Continued)
July 31, 2017

Astor Sector. The Trustees noted the Fund’s objective and considered its strategy, noting that the adviser used a proprietary sector rotation model to execute the strategy. They observed that the Fund outperformed its category median and peer group median over all time periods presented, and that it underperformed its benchmark over those same time periods. They considered the Fund’s relatively unfavorable Sharpe ratios over the 1-year and 3-year periods, and relatively high volatility over the same time periods. They further considered the adviser’s assertion that it was taking steps to reduce volatility. After further discussion, the Trustees considered that the Fund’s performance was not unreasonable.

Fees and Expenses.

Astor Dynamic. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was lower than the peer group median, higher than the Morningstar category median, but within the range of the Morningstar category. They also noted that the advisory fee was substantially lower than that charged separately managed accounts managed by the adviser pursuant to a similar strategy. They further noted that the Fund’s net expense ratio was in line with the peer group median, higher than the category median, but within the range of the Morningstar category. They considered that the adviser had recently agreed to lower its advisory fee. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Macro. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.45% was higher than any advisory fee in the peer group, higher than the Morningstar category median, but within the Morningstar category range. They further noted that the Fund’s net expense ratio was higher than the peer group and Morningstar category medians, but within the ranges of both comparison groups. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund and considered that the adviser executed multiple strategies across diverse asset classes. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Sector. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was lower than the peer group median and Morningstar category median. They also noted that the advisory fee was substantially lower than that charged separately managed accounts managed by the adviser pursuant to a similar strategy. They further noted that the Fund’s net expense ratio was higher than the peer group median and category median, but within the ranges of both comparison groups. They considered that the adviser had recently agreed to lower its advisory fee. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated its willingness to discuss the matter of considering breakpoints with the Trustees as each Fund grows, and anticipated realizing economies of scale once each Fund reached significantly greater assets. The Trustees agreed that in light of the expense limitation agreements and the adviser’s willingness to consider breakpoints as each Fund grows, the absence of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for each of the Funds. They noted that the adviser reported that it realized a loss with respect to Astor Macro, and solid profits with respect to Astor Dynamic and Astor Sector. The Trustees considered that the adviser had recently reduced its fee with respect to Astor Dynamic and Astor Sector. Based on the information presented, the Trustees concluded that the adviser’s profitability with respect to each Fund was not excessive.

The Astor Funds
Supplemental Information (Unaudited) (Continued)
July 31, 2017

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Astor Dynamic Allocation Fund, Astor Macro Alternative Fund and Astor Sector Allocation Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The Astor Funds
Expense Examples (Unaudited)
July 31, 2017

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	2/1/17	7/31/17	Period(a)	7/31/17	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$1,057.80	$ 7.14	$1,017.85	$ 7.00
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$1,053.50	$ 10.95	$1,014.13	$ 10.74
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$1,059.00	$ 5.87	$1,019.09	$ 5.76
Astor Dynamic Allocation Fund – Class R	1.40%	$1,000.00	$1,057.80	$ 7.14	$1,017.85	$ 7.00
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$1,059.30	$ 7.15	$1,017.85	$ 7.00
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$1,055.30	$ 10.96	$1,014.13	$ 10.74
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$1,060.10	$ 5.87	$1,019.09	$ 5.76
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$1,015.80	$ 8.75	$1,016.12	$ 8.75

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

The Astor Funds
Supplemental Information (Unaudited)
July 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012- 2015)	3	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

7/31/17 – NLFT_v1

The Astor Funds
Supplemental Information (Unaudited) (Continued)
July 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013****	President of the Trust (2006-May 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since May 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since May 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012- Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since March 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of July 31, 2017, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-738-0333.

7/31/17 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that Anthony Hertl, Mark Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $ 31,500

2016 - $ 45,000

(b)	Audit-Related Fees

2017 - None

2016 - None

(c)	Tax Fees

2017 – $ 5,500

2016 – $ 8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2017 2016

Audit-Related Fees:     0.00% 0.00%

Tax Fees:     0.00% 0.00%

All Other Fees:     0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $ 5,500

2016 - $ 8,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/3/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/3/2017

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 10/3/2017